CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments

2.Financial data relating to reportable operating segments:

	Six months ended June 30, 2020
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$44,790	$33,207	$7,991	$85,988
Cost of revenues	32,254	23,427	11,833	67,514

Gross profit (loss)	12,536	9,780	(3,842)	18,474

Research and development, net	4,180	9,121	-	13,301
Selling and marketing	6,326	2,304	20	8,650
General and administrative	4,842	2,185	764	7,791
Merger and acquisition costs	-	-	-	2,951

Operating loss	(2,812)	(3,830)	(4,626)	(14,219)
Financial expenses, net				1,429
Loss before taxes				(15,648)
Taxes on income				332
Net loss				(15,980)

Depreciation and amortization Expenses	$3,170	$2,061	$40	$5,271

	Six months ended June 30, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Total

Revenues	$66,836	$43,499	$11,459	$121,794
Cost of revenues	39,821	22,983	13,435	76,239

Gross profit (loss)	27,015	20,516	(1,976)	45,555

Research and development, net	5,323	10,075	-	15,398
Selling and marketing	7,673	3,590	25	11,288
General and administrative	5,635	3,114	778	9,527

Operating income (loss)	8,384	3,737	(2,779)	9,342
Financial expenses, net				1,400
Income before taxes				7,942
Taxes on income				1,713
Net income				6,229

Depreciation and amortization Expenses	$3,304	$2,340	$37	$5,681

Schedule of Revenues by Geographic Area

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended June 30,
	2020	2019

Latin America	$30,185	$36,528
Asia and Asia Pacific	9,279	27,432
United States	36,499	46,076
Europe	10,025	11,758

	$85,988	$121,794

Schedule of Long-Lived Assets by Geographic Area	Property and Equipment, net:
	June 30, 2020	December 31, 2019

Israel	$60,982	$62,531
Latin America	2,817	3,828
United States	5,282	6,159
Europe	8,702	9,025
Other	998	1,041

	$78,781	$82,584

Schedule of Revenues from Major Customers	d.The table below represents the revenues from major customers:
	Six months ended June 30,
	2020	2019

Customer A	21%	*	)
Customer B	16%	17%
*) Less than 10%